T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BANGLADESH 3.7%			NAC Kazatomprom, GDR (USD)	35,249	458
			Total Kazakhstan
Common Stocks 3.7%			(Cost $1,468)		1,680
BRAC Bank (1)	1,231,769	718
GrameenPhone	155,780	471	KENYA 0.8%
Marico Bangladesh	17,753	355
Singer Bangladesh (1)	145,177	294	Common Stocks 0.8%
Total Bangladesh			East African Breweries	183,810	390
(Cost $1,956)		1,838	Total Kenya
			(Cost $392)		390
CROATIA 0.4%
			KUWAIT 33.0%
Common Stocks 0.4%
Zagrebacka Banka	21,063	198	Common Stocks 33.0%
Total Croatia			Agility Public Warehousing	444,722	1,240
(Cost $182)		198	Boubyan Bank	829,766	1,764
			Gulf Bank	1,496,264	1,534
EGYPT 2.4%			Humansoft Holding	78,175	800
			Kuwait Finance House	1,826,373	5,026
Common Stocks 2.4%			Mabanee	448,984	1,346
Commercial International Bank			National Bank of Kuwait	1,368,938	4,721
Egypt	156,773	845	Total Kuwait
Edita Food Industries	175,935	156	(Cost $12,437)		16,431
Integrated Diagnostics Holdings
(USD)	47,801	209	LITHUANIA 0.4%
Total Egypt
(Cost $1,198)		1,210	Common Stocks 0.4%
			Siauliu Bankas	302,254	175
GEORGIA 1.7%			Total Lithuania
			(Cost $169)		175
Common Stocks 1.7%

Bank of Georgia Group (GBP)	19,259	385	MOROCCO 5.5%
Georgia Healthcare Group
(GBP)	141,004	229
Georgia Capital (GBP) (1)	22,890	243	Common Stocks 5.5%
			Attijariwafa Bank	22,259	1,166
Total Georgia			Label Vie	4,057	1,356
(Cost $1,087)		857	Societe d'Exploitation des Ports	8,960	206

KAZAKHSTAN 3.4%			Total Morocco
			(Cost $2,094)		2,728
Common Stocks 3.4%
Halyk Savings Bank of			NIGERIA 4.8%
Kazakhstan, GDR (USD)	83,971	1,222
			Common Stocks 4.8%
			FBN Holdings	27,081,992	488

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Guaranty Trust Bank	12,425,524	1,027	SINGAPORE 0.3%
Guaranty Trust Bank, GDR
(USD)	13,964	59	Common Stocks 0.3%
Nestle Nigeria	227,550	804	Yoma Strategic Holdings (1)	680,266	156
Total Nigeria			Total Singapore
(Cost $2,489)		2,378	(Cost $204)		156

PAKISTAN 1.8%			SLOVENIA 1.2%

Common Stocks 1.8%			Common Stocks 1.2%
Habib Bank	264,700	280	Nova Ljubljanska Banka, GDR	43,049	596
Nestle Pakistan	5,798	298
United Bank	306,200	337	Total Slovenia
			(Cost $538)		596
Total Pakistan
(Cost $773)		915	SOUTH AFRICA 0.6%
ROMANIA 4.6%			Common Stocks 0.6%

Common Stocks 4.6%			MTN Group	59,236	317
Banca Transilvania	2,418,003	1,450	Total South Africa
Fondul Proprietatea (2)	1,286,970	400	(Cost $467)		317
MED Life (1)	54,280	457
Total Romania			SRI LANKA 3.7%
(Cost $1,578)		2,307
			Common Stocks 3.7%

RWANDA 0.9%			Ceylon Cold Stores	107,320	474
			Commercial Bank of Ceylon	500,054	254
Common Stocks 0.9%			Dialog Axiata	5,155,670	357
			Hatton National Bank	282,335	250
BK Group (KES)	2,165,544	465	Lion Brewery Ceylon	143,557	493
Total Rwanda			Total Sri Lanka
(Cost $671)		465	(Cost $1,790)		1,828

SAUDI ARABIA 1.4%			TANZANIA 0.5%

Common Stocks 1.4%			Common Stocks 0.5%
Mouwasat Medical Services	18,166	390	NMB Bank	147,013	134
United Electronics	14,500	318	Vodacom Tanzania	389,371	123
Total Saudi Arabia			Total Tanzania
(Cost $552)		708	(Cost $437)		257

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

UNITED ARAB EMIRATES 2.7%			Masan Group (1)	87,160	187
			Military Commercial Joint Stock
Common Stocks 2.7%			Bank	1,952,455	1,846
ADES International Holding			Mobile World Investment	340,005	1,722
(USD)(1)	17,541	202	Nam Long Investment	844,696	1,025
Network International Holdings			No Va Land Investment Group
(GBP)(1)	140,710	1,126	(1)	199,640	473
			Phu Nhuan Jewelry	236,933	950
Total United Arab Emirates			Vietnam Prosperity Bank (1)	409,397	422
(Cost $1,166)		1,328	Vincom Retail	463,547	594

UNITED KINGDOM 2.3%			Total Vietnam
			(Cost $7,414)		10,523
Common Stocks 2.3%
Helios Towers (1)	436,002	843	ZAMBIA 0.1%
KAZ Minerals	16,558	96
Vivo Energy	148,753	220	Common Stocks 0.1%
			Standard Chartered Bank
Total United Kingdom			Zambia	572,006	60
(Cost $1,052)		1,159
			Total Zambia
UNITED STATES 0.5%			(Cost $118)		60

Common Stocks 0.5%			SHORT-TERM INVESTMENTS 0.8%
Liberty Latin America, Class C			MONEY MARKET FUNDS 0.8%
(1)	15,400	259	T. Rowe Price Government Reserve
Total United States			Fund,1.57% (3)(4)	403,510	403
(Cost $258)		259	Total Short-Term Investments
			(Cost $403)		403
VIETNAM 21.1%

Common Stocks 21.1%			Total Investments in Securities 98.6%
Asia Commercial Bank (1)	1,158,146	1,261	(Cost $40,893)		$49,166
Bank For Foreign Trade of			Other Assets Less Liabilities 1.4%		711
Vietnam	173,580	656	Net Assets 100%		$49,877
FPT	556,736	1,387

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) Seven-day yield
(4) Affiliated Companies
GBP British Pound
GDR Global Depositary Receipts
KES Kenyan Shilling
USD U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$3+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	1/31/20
T. Rowe Price Government Reserve Fund	$209	¤	¤	$403^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $403.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Frontier Markets Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$259	$ 48,504	$ —	$ 48,763
Short-Term Investments	403	—	—	403
Total	$662	$ 48,504	$ —	$ 49,166